Insurance Contract Liabilities - Provision For Loss And Loss Adjustment Expenses (Details) - USD ($) $ in Millions			12 Months Ended
	Jan. 01, 2020	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Provision For Loss On Insurance Contracts [Roll Forward]
Provision for losses and loss adjustment expenses – January 1	$ 28,500.2	$ 29,081.7	$ 28,500.2	$ 29,081.7
Decrease in estimated losses and expenses for claims occurring in the prior years			(267.7)	(166.5)
Losses and expenses for claims occurring in the current year			12,303.9	11,927.5
Paid on claims occurring during:
the current year			(2,987.5)	(2,830.3)
the prior years			(7,338.0)	(7,733.7)
Acquisitions of subsidiaries and reinsurance transactions (note 23)			0.0	44.0
Liabilities associated with assets held for sale (note 23)			0.0	(1,830.8)
Foreign exchange effect and other			598.4	8.3
Provision for losses and loss adjustment expenses – December 31			30,809.3	$ 28,500.2
Consideration paid		(561.5)
European Run-off
Paid on claims occurring during:
Foreign exchange effect and other			$ 347.7
Insurance contract liabilities, net	145.5	$ 556.8
Consideration paid	$ (146.5)